Offerings	Feb. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	220,000
Proposed Maximum Offering Price per Unit	10.81
Maximum Aggregate Offering Price	$ 2,378,200.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 328.43
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of (i) 200,000 shares of New Merlin Common Stock issuable upon conversion in the Domestication of an equal number of Public Shares that were included in the Inflection Point Units issued in Inflection Point’s IPO and that had been separated into the underlying securities as of February 2, 2026, and (ii) 20,000 shares of New Merlin Common Stock issuable upon conversion of Post-Domestication Rights (following the conversion of the Inflection Point Rights that were included in the Inflection Point Units issued in the IPO and that had been separated into the underlying securities as of February 2, 2026, into Post-Domestication Rights in the Domestication).

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Inflection Point Class A Ordinary Shares on Nasdaq on January 7, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights, each entitling the holder to receive one tenth (1/10) of one share of Common Stock
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	0.79
Maximum Aggregate Offering Price	$ 158,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 21.82
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 200,000 Post-Domestication Rights to be issued in exchange for 200,000 Inflection Point Rights that were included in the Inflection Point Units issued in Inflection Point’s IPO and that had been separated into the underlying securities as of February 2, 2026.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Inflection Point Rights on Nasdaq on January 7, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	35,581,629
Proposed Maximum Offering Price per Unit	10.81
Maximum Aggregate Offering Price	$ 384,637,409.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 53,118.43
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of (i) 24,771,179 shares of New Merlin Common Stock issuable upon conversion in the Domestication of an equal number of Public Shares that were included in the Inflection Point Units issued in Inflection Point’s IPO and that had been separated into the underlying securities as of February 2, 2026, (ii) 2,477,117 shares of New Merlin Common Stock issuable upon conversion of Post-Domestication Rights (following the conversion of the Inflection Point Rights that were included in the Inflection Point Units issued in the IPO and that had been separated into the underlying securities as of February 2, 2026, into Post-Domestication Rights in the Domestication), and (iii) 8,333,333 shares of New Merlin Common Stock issuable upon conversion of 8,333,333 Inflection Point Class A Ordinary Shares, that were initially issued as Inflection Point Class B Ordinary Shares in a private placement prior to the IPO to the Sponsor.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Inflection Point Class A Ordinary Shares on Nasdaq on January 7, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one share of Common Stock, and one right to receive one-tenth (1/10) of one share of Common Stock
Amount Registered | shares	453,821
Proposed Maximum Offering Price per Unit	11.45
Maximum Aggregate Offering Price	$ 5,196,250.45
Fee Rate	0.01381%
Amount of Registration Fee	$ 717.61
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the maximum number of Post-Domestication Units to be issued in connection with the Domestication, each consisting of one share of New Merlin Common Stock and one Post-Domestication Right, based on 453,821 Inflection Point Units that had not been separated into the underlying securities as of February 2, 2026, consisting of (i) 28,821 Inflection Point Units issued in Inflection Point’s IPO and (ii) 425,000 Private Placement Units that were initially issued in a private placement concurrently with the IPO to the Sponsor.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Inflection Point Units on Nasdaq on January 7, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	453,821
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 453,821 shares of New Merlin Common Stock included in the Post-Domestication Units described in note (4).

Pursuant to Rule 457(i), no separate registration fee is required for the securities underlying the Post-Domestication Units because no additional consideration is to be received in connection with the separation of the Post-Domestication Units into the underlying shares of New Merlin Common Stock and Post-Domestication Rights, or the conversion the Post-Domestication Rights into shares of New Merlin Common Stock.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Rights, each entitling the holder to receive one tenth (1/10) of one share of Common Stock
Amount Registered | shares	453,821
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 453,821 Post-Domestication Rights included in the Post-Domestication Units described in note (4).

Pursuant to Rule 457(i), no separate registration fee is required for the securities underlying the Post-Domestication Units because no additional consideration is to be received in connection with the separation of the Post-Domestication Units into the underlying shares of New Merlin Common Stock and Post-Domestication Rights, or the conversion the Post-Domestication Rights into shares of New Merlin Common Stock.

Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	45,382
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 45,382 shares of New Merlin Common Stock underlying the Post-Domestication Rights described in note (6).

Pursuant to Rule 457(i), no separate registration fee is required for the securities underlying the Post-Domestication Units because no additional consideration is to be received in connection with the separation of the Post-Domestication Units into the underlying shares of New Merlin Common Stock and Post-Domestication Rights, or the conversion the Post-Domestication Rights into shares of New Merlin Common Stock.

Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Rights, each entitling the holder to receive one tenth (1/10) of one share of Common Stock
Amount Registered | shares	24,771,179
Proposed Maximum Offering Price per Unit	0.79
Maximum Aggregate Offering Price	$ 19,569,231.41
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,702.51
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Consists of 24,971,179 Post-Domestication Rights to be issued in exchange for 24,971,179 Inflection Point Rights that were included in the Inflection Point Units issued in Inflection Point’s IPO and that had been separated into the underlying securities as of February 2, 2026.

Calculated in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Inflection Point Rights on Nasdaq on January 7, 2026 (such date being within five business days of the date that this registration statement was first filed with the SEC).
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	79,508,587
Maximum Aggregate Offering Price	$ 757.74
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.11
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the maximum number of shares of New Merlin Common Stock to be issued in connection with the Business Combination to the Merlin Equity Holders (other than the holders of the Pre-Funded Convertible Notes and the Pre-Funded Warrants in respect of those securities) and consists of up to (i) 71,390,719 shares of New Merlin Common Stock to be issued at Closing and (ii) 8,117,868 shares of New Merlin Common Stock issuable upon exercise of New Merlin Options to be issued at Closing in exchange for Merlin Options.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Merlin is a private company and no market exists for its equity securities. Merlin also has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price is one-third of the par value of the securities to be exchanged.

Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Series A Preferred Stock
Amount Registered | shares	10,288,021
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents 10,288,021 shares of Series A Preferred Stock to be issued as consideration in the Merger to the holders of Pre-Funded Convertible Notes, taking into account, solely for this purpose accrued interest on the Pre-Funded Convertible Notes through March 31, 2026.

Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act. As stated in note (18), Merlin is a private company, no market exists for its equity securities, and Merlin has an accumulated capital deficit. Therefore, the proposed maximum offering price is one-third of the principal amount of the Pre-Funded Convertible Notes to be exchanged in the Business Combination. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations (“C&DI 240.06”), the registration fee with respect to the Series A Preferred Stock has been allocated to the New Merlin Common Stock issuable upon conversion of the Series A Preferred Stock and included in the registration fee paid in respect of such shares of New Merlin Common Stock.
Offering: 11
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	24,691,250
Maximum Aggregate Offering Price	$ 32,651,469.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,509.17
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of shares of New Merlin Common Stock issuable upon conversion of the Series A Preferred Stock described in note (10), assuming solely for this purpose, a conversion price of $5.00 per share of New USARE Common Stock, which amount represents a good-faith estimate of the maximum amount of shares of New Merlin Common Stock that may become issuable upon conversion of such shares of Series A Preferred Stock. Each share of Series A Preferred Stock is convertible into a number of shares of New Merlin Common Stock equal to the Accrued Value divided by the conversion price then in effect.

Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act. As stated in note (18), Merlin is a private company, no market exists for its equity securities, and Merlin has an accumulated capital deficit. Therefore, the proposed maximum offering price is one-third of the principal amount of the Pre-Funded Convertible Notes to be exchanged in the Business Combination. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations (“C&DI 240.06”), the registration fee with respect to the Series A Preferred Stock has been allocated to the New Merlin Common Stock issuable upon conversion of the Series A Preferred Stock and included in the registration fee paid in respect of such shares of New Merlin Common Stock.

Offering: 12
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Investor Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents New Merlin Series A Warrants to purchase up to 10,103,376 shares of New Merlin Common Stock to be issued as consideration in the Merger to the holders of Pre-Funded Warrants.

Calculated in accordance with Rule 457(f)(2) under the Securities Act. As stated in note (18), Merlin is a private company, no market exists for its equity securities, and Merlin has an accumulated capital deficit. Therefore, the proposed maximum offering price is one-third of the principal amount, par value or stated value of the Pre-Funded Warrants to be exchanged in the Business Combination. Such Pre-Funded Warrants do not have a principal amount, par value or stated value. The proposed maximum offering price reflected herein is one-third of the par value of the shares of Merlin Common Stock issuable upon exercise of the Pre-Funded Warrants. Consistent with the response to C&DI 240.06, the registration fee with respect to the New Merlin Series A Warrants has been allocated to the New Merlin Common Stock issuable upon exercise of the New Merlin Series A Warrants and included in the registration fee paid in respect of such shares of New Merlin Common Stock.
Offering: 13
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	24,248,102
Maximum Aggregate Offering Price	$ 121,240,848.78
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,743.37
Offering Note	Prior to the consummation of the business combination described in the proxy statement/prospectus forming part of this registration statement (the “proxy statement/prospectus”), Inflection Point, intends to effect a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Inflection Point’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”). Capitalized terms not defined herein shall have the meanings ascribed to such terms in the proxy statement/prospectus. All securities being registered will be issued by the post-Domestication entity as described in this proxy statement/prospectus. Immediately prior to the Domestication, each Inflection Point Class B Ordinary Share not previously converted into an Inflection Point Class A Ordinary Share will be automatically converted into one Inflection Point Class A Ordinary Share. In connection with the Domestication: (a) each of the then issued and outstanding Inflection Point Class A Shares will convert automatically, on a one-for-one basis, into a share of New Merlin Common Stock; (ii) each of the then issued and outstanding Inflection Point Rights will convert automatically into a Post-Domestication Right; and (iii) each of the then issued and outstanding Inflection Point Units will convert automatically into a Post-Domestication Unit, consisting of one share of New Merlin Common Stock and one Post-Domestication Right. At the Effective Time, (x) each then issued and outstanding Post-Domestication Right will convert automatically into one-tenth of one share of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share; and (y) each then issued and outstanding Post-Domestication Unit shall be canceled and will convert automatically into one and one-tenth (1.1) shares of New Merlin Common Stock, with any fractional shares of New Merlin Common Stock to be issued in connection with such conversion rounded down to the nearest whole share.

Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents the number of shares of New Merlin Common Stock issuable upon exercise of the New Merlin Warrants described in note (12) (assuming, solely for this purpose, a $5.00 exercise price), which amount represents a good-faith estimate of the maximum amount of shares of New Merlin Common Stock that may become issuable upon exercise of such New Merlin Series A Warrants.

Calculated in accordance with Rule 457(f)(2) and Rule 457(i) under the Securities Act, based on the sum of (i) the proposed maximum offering price of the New Merlin Series A Warrants as described in note (20) and (ii) the maximum aggregate exercise price of the New Merlin Series A Warrants, which is $121,240,51.00. Consistent with the response to C&DI 240.06, the registration fee with respect to the New Merlin Series A Warrants has been allocated to the New Merlin Common Stock issuable upon exercise of the New Merlin Series A Warrants and included in the registration fee paid in respect of such shares of New Merlin Common Stock.